Income Taxes - Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Deferred tax assets:
Compensation	$ 4.4	$ 9.6
Inventories	7.9	3.8
Sales return reserve and allowance for bad debts	2.6	3.2
Federal and state net operating loss carryforwards	180.1	137.1
Federal credits	30.3	20.0
State credits	1.9	2.9
48C investment tax credits	37.5	25.9
Stock-based compensation	8.3	11.3
Deferred revenue	23.1	22.6
Lease liabilities	6.5	0.0
Other	5.0	4.5
Total gross deferred assets	307.6	240.9
Less valuation allowance	(208.5)	(185.2)
Deferred tax assets, net	99.1	55.7
Deferred tax liabilities:
Property and equipment	(27.8)	(13.9)
Intangible assets	(19.2)	(16.9)
Investments	(1.6)	(0.9)
Prepaid taxes and other	(0.7)	0.0
Foreign earnings recapture	(2.0)	(2.0)
Taxes on unremitted foreign earnings	0.0	(2.4)
Lease assets	(6.3)	0.0
Convertible notes	(42.1)	(20.7)
Total gross deferred liability	(99.7)	(56.8)
Deferred tax liability, net	$ (0.6)	$ (1.1)